Intangibles Assets - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2023	Oct. 05, 2022	Apr. 21, 2022
Disclosure of detailed information about intangible assets [line items]
Software installation cost of digital pharmacy	S/ 3,275	S/ 6,358	S/ 11,754
Customer-related intangible assets recognised as of acquisition date	S/ 271,070	S/ 378,910	S/ 398,406
PERU
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	8.80%	9.50%	9.90%
COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	12.50%	13.00%	11.60%
MEXICO
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	11.30%	10.80%	10.90%
Dentegra [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date				S/ 21,331
Dentegra [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date				S/ 3,411
IMAT [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date						S/ 303,825
IMAT [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date						63,752
IMAT [Member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date						S/ 2,301
OCA Hospital [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill recognised as of acquisition date					S/ 1,425,465
Customer-related intangible assets recognised as of acquisition date					390,889
OCA Hospital [Member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date					214,512
OCA Hospital [Member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date					S/ 1,219